Consolidated Statements of Changes in Equity and Shareholders' Equity (Deficit) - USD ($)	Common Stock Public Offering	Common Stock Pre-funded warrants	Common Stock Existing Warrants	Common Stock New warrants	Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital At Market Issuance Sales Agreement	Additional Paid-In Capital Pre-funded warrants	Additional Paid-In Capital Existing Warrants	Additional Paid-In Capital New warrants	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Public Offering	At Market Issuance Sales Agreement	Pre-funded warrants	Existing Warrants	New warrants	Total
Balance at Dec. 31, 2023					$ 649						$ 228,203,706	$ 22,243	$ (225,704,176)						$ 2,522,422
Balance (in shares) at Dec. 31, 2023					648,761
Issuance of common stock pursuant to At Market Issuance Sales Agreement					$ 229						1,071,330								1,071,559
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)	204,694				229,078
Issuance costs						$ (625,065)	$ (24,484)							$ (625,065)	$ (24,484)
Issuance of common stock and pre-funded warrants in connection with public offering					$ 205						4,741,195								4,741,400
Issuance of common stock and pre-funded warrants in connection with public offering (in shares)					204,694
Issuance of common stock to vendors					$ 5						15,795								$ 15,800
Issuance of common stock to vendors (in shares)					5,000														5,000
Fractional shares issued in June 2024 reverse stock split					$ 115						(115)
Fractional shares issued in June 2024 reverse stock split (in shares)					114,735
Issuance of common stock upon exercise of warrants		$ 537	$ 703	$ 35				$ 8,063	$ 4,218,047	$ 222,787						$ 8,600	$ 4,218,750	$ 222,822
Issuance of common stock upon exercise of warrant		537,500	703,125	34,816														34,816
Issuance costs associated with warrant inducement											(7,552,457)								$ (7,552,457)
Warrant modification - incremental fair value											7,177,683								7,177,683
Issuance of common stock from conversion of debt					$ 36						254,220								254,256
Issuance of common stock from conversion of debt (in shares)					36,790
Share-based compensation expense											329,815								329,815
Foreign currency translation adjustment												23,546							23,546
Net loss													(8,266,576)						(8,266,576)
Balance at Dec. 31, 2024					$ 2,514						238,040,520	45,789	(233,970,752)						$ 4,118,071
Balance (in shares) at Dec. 31, 2024					2,514,499														2,514,499
Issuance of common stock pursuant to At Market Issuance Sales Agreement					$ 1,760						4,664,661								$ 4,666,421
Issuance of common stock pursuant to At Market Issuance Sales Agreement (in shares)					1,758,725									4,064,080
Issuance costs						$ (776,086)	$ (103,847)							$ (776,086)	$ (103,847)
Issuance of common stock and pre-funded warrants in connection with public offering					$ 4,064						7,494,458								7,498,522
Issuance of common stock and pre-funded warrants in connection with public offering (in shares)					4,064,080
Issuance of common stock to vendors					$ 32						76,568								$ 76,600
Issuance of common stock to vendors (in shares)					32,346														32,346
Issuance of common stock upon exercise of warrants		$ 1,491		$ 225						$ 303,525						$ 1,491		$ 303,750
Issuance of common stock upon exercise of warrant		1,491,480		225,000															225,000
Share-based compensation expense											587,583								$ 587,583
Net loss													(11,080,380)						(11,080,380)
Balance at Dec. 31, 2025					$ 10,086						$ 250,287,382	$ 45,789	$ (245,051,132)						$ 5,292,125
Balance (in shares) at Dec. 31, 2025					10,086,130														10,086,130